Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 1,345,945	$ 0
Prepaid expenses	416,395
Total Current Assets	1,762,340
Deferred offering costs		310,450
Marketable securities held in Trust Account	276,020,334
TOTAL ASSETS	277,782,674	310,450
Current liabilities
Accounts payable and accrued expenses	1,566,177	1,650
Accrued offering costs		240,450
Promissory note—related party	988,400	45,527
Total Current Liabilities	2,554,577	287,627
Warrant liability	21,035,733
Deferred underwriting fee payable	9,660,000
TOTAL LIABILITIES	33,250,310	287,627
Commitments (Note 7)
Class A common stock subject to possible redemption 27,600,000 shares at March 31, 2021 (at redemption value of $10 per share)	276,000,000
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Common stock, Value
Additional paid-in capital		24,310
Accumulated deficit	(31,468,326)	(2,177)
Total Stockholders' (Deficit) Equity	(31,467,636)	22,823
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	277,782,674	310,450
Common Class A [Member]
Stockholders' Equity
Common stock, Value		0
Total Stockholders' (Deficit) Equity		0
Common Class B [Member]
Stockholders' Equity
Common stock, Value	690	690	[1]
Total Stockholders' (Deficit) Equity	$ 690	$ 690	[1]

[1]	Includes up to 900,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On February 2, 2021, the Company effected a 1.2-to-1 forward stock split, resulting in 6,900,000 Founder shares being issued and outstanding. All share and per share amounts have been retroactively restated the share transactions. (see Notes 5 and 8).